Other Operating Gains/( Losses) - Schedule of Other Operating Gains/(Losses) (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Operating Gains/(Losses) [Line Items]
Gain on digital asset payables/receivables	$ 48,533	$ 160,886	$ 51,363
Gain/(loss) on derivatives	152,183	(148,689)	(83,826)
Gain of foreign exchange	11,529	6,942	3,935
(Loss)/gain on other operating activities	(246)	696	162
Total other operating gains/(losses)	$ 211,999	$ 19,835	$ (28,366)